Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity

	2023	2022
	£m	£m
Currency translation reserve	3,671	4,772
Fair value through other comprehensive income reserve	(1,366)	(1,560)
Cash flow hedging reserve	(3,707)	(7,235)
Own credit reserve	(240)	467
Other reserves and treasury shares	1,565	1,364
Total	(77)	(2,192)